RISK MANAGEMENT - Trading book risk - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,286,329	43,442,310
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,370,870	14,259,498
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,461,805	37,493,866
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,841,407	10,986,770
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,841,407	10,986,770
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,939,915	38,900,001
Debt securities [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	26,224,070	42,235,153
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,461,805	37,493,866
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,062,259	1,207,157
Derivatives [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,062,259	1,207,157
Derivatives [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,041,405	1,162,909
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,041,405	1,162,909
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,041,405	1,162,909
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,854	44,248
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,854	44,248
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 20,854	$ 44,248